ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199 WWW.ROPESGRAY.COM

March 31, 2015

BY EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re:	Allianz Funds Multi-Strategy Trust (Registration Nos. 333-148624 and 811-22167)

Ladies and Gentlemen:

On behalf of Allianz Funds Multi-Strategy Trust (the “Trust”), we are today filing, pursuant to Rule 485(b) under the Securities Act of 1933, as amended (the “Act”), by electronic submission via EDGAR, Post-Effective Amendment No. 77 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).

In addition to Part C, the Amendment includes the following documents:

1.	Statutory Prospectus for Class A, Class B, Class C, Class R, Institutional Class, Class R6, Class P, Administrative Class and Class D shares of forty-two series of the Trust.

2.	The Statement of Additional Information of the Trust.

The Amendment is being submitted in connection with the Trust’s annual update of its Registration Statement for all its existing series. The Amendment does not contain any disclosure relating to the Trust that would, in our view, render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

In connection with this Amendment, the Trust plans to file, on March 31, 2015, a separate filing pursuant to Rule 497(k) for each Fund’s definitive Summary Prospectus, which contains the same information in response to Items 2 through 8 of Form N-1A as does the Statutory Prospectus included in this Amendment. This transmittal letter shall also serve as the transmittal letter for each of the corresponding filings made pursuant to Rule 497(k).

No fees are required in connection with this filing. Please direct any questions you may have with respect to this filing to me (at 617-951-7748) or to George B. Raine (at 617-951-7556) of this firm.

Regards,

/s/ George G. Baxter IV

George G. Baxter IV

cc:	Julian Sluyters

Thomas J. Fuccillo, Esq.

Angela Borreggine, Esq.

David C. Sullivan, Esq.

George B. Raine, Esq.

Justin Hebenstreit, Esq.